Consolidated Balance Sheets	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 199,411,823	$ 31,292,067	¥ 203,556,885
Inventories	227,600	35,715	1,577,330
Prepayments and other current assets	101,467,924	15,922,531	41,112
Amounts due from Affected Entity, current			8,884,600
Current assets belong to discontinued operation			265,798,189
Total current assets	301,107,347	47,250,313	479,858,116
Non-current assets:
Property and equipment, net	165,058,863	25,901,337	163,967,037
Land use rights	36,767,329	5,769,596	37,720,475
Intangible assets	254,634	39,958	11,667
Goodwill	26,644,407	4,181,089
Deferred tax assets	2,893,183	454,004
Non-Current assets belong to discontinued operation			41,482,375
Total non-current assets	231,618,416	36,345,984	243,181,554
Total assets	532,725,763	83,596,297	723,039,670
Current liabilities
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 24,895,606and RMB77,000,000 as of December 31, 2020 and 2021, respectively)	77,000,000	12,082,980	24,895,606
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB600,000 and RMB741,169 as of December 31, 2020 and 2021, respectively)	6,002,448	941,915	6,163,277
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB10,000 and RMB1,204,033 as of December 31, 2020 and 2021, respectively)	1,386,607	217,589	176,980
Salary and welfare payable (including salary and welfare payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB 263,232 and RMB2,007,834 as of December 31, 2020 and 2021, respectively)	2,126,041	333,622	312,788
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB719,400 and RMB323,400 as of December 31, 2020 and 2021, respectively)	323,400	50,749	719,400
Taxes payable (including taxes payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB237,473 and RMB628,081 as of December 31, 2020 and 2021, respectively)	649,138	101,864	269,727
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB3,710,356 and RMB16,708,810 as of December 31, 2020 and 2021, respectively)	17,392,216	2,729,218	5,669,561
Amounts due to Affected Entity, current	308,782,975	48,454,786	254,151,621
Current liabilities belong to discontinued operation			62,799,191
Total current liabilities	413,662,825	64,912,723	355,158,151
Non-current liabilities
Non-current liabilities belong to discontinued operation			412,593
Total non-current liabilities	0	0	412,593
Total liabilities	413,662,825	64,912,723	355,570,744
Commitments and contingencies
Shareholders' equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	45,198	7,093	45,198
Additional paid-in capital	181,849,003	28,536,077	181,849,003
Statutory reserves	59,971,836	9,410,890	58,217,195
Accumulated other comprehensive loss	(12,542,667)	(1,968,218)	(7,956,640)
Retained earnings/(Accumulated deficit)	(110,260,432)	(17,302,268)	135,314,170
Total shareholders' equity	119,062,938	18,683,574	367,468,926
Total liabilities and shareholders' equity	¥ 532,725,763	$ 83,596,297	¥ 723,039,670